Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.1%

AUSTRALIA — 3.0%
Mader Group Ltd.	19,819	$75,418
Netwealth Group Ltd.	15,976	259,516
Vulcan Energy Resources Ltd. *	25,918	83,360
		418,294
BELGIUM — 0.6%
Melexis NV	1,496	84,237

CANADA — 4.0%
Docebo, Inc. *	6,390	183,789
Kinaxis, Inc. *	3,265	359,977
		543,766
CHINA — 3.9%
Airtac International Group	14,229	361,368
Xtep International Holdings Ltd.	251,500	164,036
		525,404
CZECH REPUBLIC — 0.5%
WAG Payment Solutions PLC *	89,933	69,470

DENMARK — 1.4%
ALK-Abello A/S *	9,773	197,209

FINLAND — 0.5%
Nanoform Finland PLC *	47,116	62,155

FRANCE — 0.1%
Cellectis SA ADR *	8,846	10,969

GERMANY — 6.7%
Aumann AG	3,322	43,080
Auto1 Group SE *	15,594	346,896
Hypoport SE *	1,976	338,490
Tonies SE, Class A *	31,383	190,084
		918,550
HONG KONG — 2.0%
Johnson Electric Holdings Ltd.	134,357	271,130

INDIA — 2.4%
CreditAccess Grameen Ltd.	15,301	169,383
IndiaMart InterMesh Ltd.	2,766	66,709
PVR Inox Ltd. *	8,450	89,799
		325,891
ISRAEL — 2.4%
Maytronics Ltd.	24,150	25,091
Nayax Ltd. *	8,885	301,148
		326,239
ITALY — 8.4%
Brunello Cucinelli SpA	3,614	415,185
Reply SpA	2,455	402,137
Technogym SpA	25,940	335,031
		1,152,353

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
JAPAN — 22.4%
Appier Group, Inc. *	11,700	$105,884
Bengo4.com, Inc. *	11,300	208,851
CellSource Co., Ltd.	4,500	22,614
Cover Corp. *	6,800	109,769
DMG Mori Co., Ltd.	9,800	191,419
eGuarantee, Inc.	10,300	120,876
Freee K.K. *	2,700	64,047
GA Technologies Co., Ltd. *	10,900	92,474
GMO Financial Gate, Inc.	3,900	139,187
Infomart Corp.	62,600	149,076
Inter Action Corp.	4,000	33,296
Iriso Electronics Co., Ltd.	4,900	85,352
Jade Group, Inc. *	11,500	97,225
JMDC, Inc.	6,600	122,364
Kamakura Shinsho Ltd.	21,300	69,120
Katitas Co., Ltd.	11,400	151,028
KeePer Technical Laboratory Co., Ltd.	6,100	154,206
KH Neochem Co., Ltd.	13,800	232,853
Megachips Corp.	6,900	203,496
Raksul, Inc.	26,700	181,165
Sansan, Inc. *	18,500	239,094
Shima Seiki Manufacturing Ltd.	6,100	37,161
Tsugami Corp.	20,600	252,845
		3,063,402
MALAYSIA — 0.4%
ViTrox Corp. Bhd	83,600	57,071

NETHERLANDS — 2.8%
Flow Traders Ltd.	8,405	248,379
Fugro NV	9,463	136,618
		384,997
PHILIPPINES — 0.6%
Philippine Seven Corp.	83,880	84,616

SOUTH KOREA — 2.7%
Douzone Bizon Co., Ltd.	1,971	74,589
Hana Tour Service, Inc.	2,497	92,264
Park Systems Corp.	1,284	183,559
Wantedlab, Inc. *	4,359	14,510
		364,922
SWEDEN — 9.9%
AddTech AB, B Shares	12,863	376,726
Avanza Bank Holding AB	12,653	386,475
Cellavision AB	1,790	29,739
HMS Networks AB	4,255	187,592
Paradox Interactive AB	10,831	196,324
Storytel AB *	4,561	43,232
VNV Global AB *	23,434	39,539
Xvivo Perfusion AB *	3,008	84,588
		1,344,215
SWITZERLAND — 4.8%
Bossard Holding AG	884	192,681
Sensirion Holding AG *	4,511	351,317

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
u-blox Holding AG *	1,230	$107,167
		651,165
TAIWAN — 7.4%
Andes Technology Corp. *	5,301	51,461
ASPEED Technology, Inc.	3,100	287,078
Chroma ATE, Inc.	41,000	358,271
Global Unichip Corp.	8,000	259,992
TCI Co., Ltd.	12,148	53,450
		1,010,252
UNITED KINGDOM — 9.1%
Alpha Group International PLC	9,264	302,759
Angle PLC *	88,524	11,149
dotdigital group PLC	73,839	64,859
Everplay Group PLC *	22,496	80,785
Games Workshop Group PLC	2,350	426,999
Molten Ventures PLC *	17,229	57,086
Oxford Nanopore Technologies PLC *	69,940	92,423
Trustpilot Group PLC *	59,794	171,446
Victoria PLC *	33,010	37,694
		1,245,200
UNITED STATES — 2.1%
Burford Capital Ltd.	21,138	279,958

TOTAL INVESTMENTS — 98.1%
(cost $13,255,340)		$13,391,465
Other assets less liabilities — 1.9%		264,992
NET ASSETS — 100.0%		$13,656,457

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,653,953	$11,737,512	$—	$13,391,465
Total	$1,653,953	$11,737,512	$—	$13,391,465

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.